LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.09%
Brazil–1.70%
Ambev SA ADR	1,899,283	$4,634,250
		4,634,250
Canada–3.52%
†Shopify, Inc. Class A	119,691	9,592,037
		9,592,037
China–8.90%
Alibaba Group Holding Ltd. ADR	30,347	3,220,424
†Baidu, Inc. ADR	29,429	3,098,579
Tencent Holdings Ltd.	137,700	7,875,303
†Trip.com Group Ltd. ADR	123,621	7,346,796
Yum China Holdings, Inc.	59,907	2,697,013
		24,238,115
Denmark–2.78%
Novo Nordisk AS Class B	64,290	7,553,647
		7,553,647
France–0.54%
Sodexo SA	17,760	1,456,026
		1,456,026
Hong Kong–0.16%
Budweiser Brewing Co. APAC Ltd.	330,013	444,045
		444,045
Ireland–2.44%
Experian PLC	126,104	6,627,460
		6,627,460
Japan–1.61%
FANUC Corp.	150,300	4,381,680
		4,381,680
Netherlands–5.21%
†Adyen NV	6,048	9,442,763
NXP Semiconductors NV	18,206	4,369,622
†Pluxee NV	17,760	374,395
		14,186,780
Switzerland–6.48%
†CRISPR Therapeutics AG	68,205	3,204,271
Nestle SA	19,711	1,978,669
Novartis AG	78,683	9,031,788
Roche Holding AG	10,696	3,419,788
		17,634,516
United Kingdom–3.06%
†ARM Holdings PLC ADR	37,645	5,383,612
Reckitt Benckiser Group PLC	13,198	807,615
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever PLC	33,032	$2,140,723
		8,331,950
United States–55.65%
†Alnylam Pharmaceuticals, Inc.	25,105	6,904,628
Alphabet, Inc. Class A	81,070	13,445,460
†Amazon.com, Inc.	85,679	15,964,568
†Autodesk, Inc.	8,840	2,435,243
†Block, Inc.	34,398	2,309,138
†Boeing Co.	50,996	7,753,432
Deere & Co.	3,849	1,606,303
†Doximity, Inc. Class A	82,737	3,604,851
Expeditors International of Washington, Inc.	12,955	1,702,287
Meta Platforms, Inc. Class A	36,688	21,001,679
Microsoft Corp.	24,031	10,340,539
†Netflix, Inc.	16,079	11,404,352
Oracle Corp.	71,418	12,169,627
QUALCOMM, Inc.	21,814	3,709,471
Salesforce, Inc.	20,316	5,560,692
SEI Investments Co.	27,600	1,909,644
†Tesla, Inc.	49,665	12,993,854
†Under Armour, Inc. Class A	153,877	1,371,044
†Vertex Pharmaceuticals, Inc.	10,587	4,923,802
Visa, Inc. Class A	32,254	8,868,237
Yum! Brands, Inc.	10,925	1,526,332
		151,505,183
Uruguay–7.04%
†MercadoLibre, Inc.	9,337	19,159,150
		19,159,150
Total Common Stock (Cost $140,595,173)		269,744,839

MONEY MARKET FUND–0.82%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	2,241,090	2,241,090
Total Money Market Fund (Cost $2,241,090)		2,241,090

TOTAL INVESTMENTS–99.91% (Cost $142,836,263)	271,985,929
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	238,436
NET ASSETS APPLICABLE TO 15,471,181 SHARES OUTSTANDING–100.00%	$272,224,365

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP Loomis Sayles Global Growth Fund–1